Mandatory convertible bond issuance	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Mandatory convertible bond issuance

13. Mandatory convertible bond issuance

On March 19, 2025, the Company issued the first tranche of a mandatory convertible bond (the “MCB” or the “POC” – Prestito Obbligazionario Convertibile) for a nominal amount of €7,500,000, as part of a broader issuance totaling €20,000,000, pursuant to the agreement with Fondazione Enea Tech e Biomedical (the “Investor”) signed on March 12, 2025.

The instrument denominated “Genenta 2025–2028,” is structured as a three-year mandatory convertible bond, with no cash redemption at maturity. A second tranche of €12,500,000 may be issued contingent on the achievement of clinical, regulatory, and financial milestones, or as otherwise agreed between the parties.

The key terms, including conversion terms of the instrument are summarized as follows:

●	Total nominal value:	€20,000,000 (two tranches)

●	Tranche 1 issued:	€7,500,000 on March 19, 2025

●	Tranche 2 (conditional):	€12,500,000, contingent on R&D and financial milestones

●	Maturity:	March 19, 2028 (of Tranche 1)

●	Mandatory conversion:	mandatory and automatic at maturity, or earlier based on specific conditions (e.g., change of control or investment round)

●	Conversion formula:	55% based on the 90-day VWAP of ADS + 45% based on the fair market value determined by a third party

●	Conversion price cap:	USD 17.64 per share

●	Equity cap:	Conversion limited to a maximum of 29% of share capital

●	Discount (if applicable):	6% or 3%, depending on market conditions

●	Interest:
○	6% per annum if paid in ordinary shares (“equity-settled”)

○	4% per annum if paid in cash

○	Interest is accrued annually and payable in full upon conversion

●	Redemption rights:	No right of early redemption by the bondholder, except in the case of default or material breach

●	Price of conversion:	Weighted average of 55% market ADS price and 45% fair value (as determined by an independent advisor), with caps and anti-dilution adjustments (see Conversion Formula above)

●	Lock-up:	Converted shares are subject to lock-up (2 years, or 1 year if converted early)

●	Classification:	No embedded derivative requiring bifurcation, no cash settlement feature

The Company’s Board has formally resolved at its meeting on June 4, 2025, to pay interest in ordinary shares at the annual rate of 6%, not in cash, subject to any extraordinary activity of the Company requiring cash payment, such as a merger, acquisition, or other change in control.

Interest is accrued annually at a rate of 6% and fully payable in ordinary shares (“equity-settled”) upon conversion of the MCB. Since the instrument is measured at fair value, interest is not accrued separately; instead, it is embedded in the liability’s fair value. Consequently, the total fair value of the liability (including the implicit interest) is remeasured at each reporting date, and any change in fair value is a gain (loss) of the reporting period.

The amount of due diligence costs related to the agreement with the Investor and the issuance of the MCB, recognized in the Consolidated Statements of Operations and Comprehensive Loss as financial expenses as of December 31, 2025, is approximately €0.4 million.

Fair valuation at initial recognition

The conversion terms are contingent upon specific corporate scenarios such as an investment round, a change of control, maturity, and dissolution, with scenario-based probabilities assigned to each. Given the presence of non-linear payoffs, optionality features, and market-linked triggers, a Monte Carlo simulation model was employed to value the instrument at initial recognition.

The valuation was made using a risk-neutral Monte Carlo simulation model consisting of 20,000 paths, projecting the issuer’s stock price via Geometric Brownian Motion with volatility calibrated over a three (3) year forward-looking horizon.

Key inputs included:

Parameter	Value / Source
Effective date	March 19, 2025
Maturity	March 19, 2028
Nominal value	$8.165 million (converted from €7.5 million FX as of 3/19/2025)
Risk-free rate	4.00% (U.S. Treasury, 3.0-year term)
Equity volatility (annualized)	83.0% (Historical, 3.0-year horizon)
Stock price on valuation date	$3.82 (Nasdaq CM: GNTA – S&P Capital IQ)
Simulated term	3.0 years
Number of simulations	20,000

Scenarios modeled:

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	3/31/2026	$8,678	$9,321	7.3%	0.9299	$217
Change of control	5.0%	12/31/2027	$9,548	$9,776	7.3%	0.8221	$402
Maturity	90.0%	3/19/2028	$9,656	$10,317	7.3%	0.8098	$7,519
Dissolution	2.5%	9/30/2026	$8,927	$1,225	7.3%	0.8977	$27
Total Fair Value							$8,165

Fair value in euros (at spot FX rate): €7,500,000.

Fair value subsequent measurement at December 31, 2025

The fair value was updated as of December 31, 2025, using a Monte Carlo simulation with 20,000 price paths, calibrated using a Geometric Brownian Motion model to simulate GNTA share prices and scenario-specific conversion payoffs.

Key valuation inputs:

Parameter	As of March 19, 2025	As of December 31, 2025
GNTA share price	$3.82	$1.49
Stock volatility (3.0-year horizon)	83.0%	107.0%
Risk-free rate (3.0 years)	4.0%	3.5%
Implied yield (adjusted yield for June 30, 2025)	7.3%	6.7%
Expected term	3.0 years	2.2 years

Scenarios modeled:

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	6/30/2026	$9,493	$9,900	6.7%	0.9684	$240
Change of control	5.0%	12/31/2027	$10,299	$10,179	6.7%	0.8784	$447
Maturity	90.0%	3/19/2028	$10,414	$10,530	6.7%	0.8663	$8,210
Dissolution	2.5%	12/31/2026	$9,763	$1,321	6.7%	0.9372	$31
Total Fair Value							$8,927

Fair value in euros (at spot FX rate): €7,603,000.

Scenario modeling rationale

The fair value of the Mandatory Convertible Bond (“MCB”) depends on discrete corporate events that may trigger different conversion or settlement outcomes (investment round, change of control, maturity, or dissolution). Because these outcomes are mutually exclusive and have different payoff structures, the Company adopted a scenario-weighted valuation framework. Each scenario was assigned an explicit probability based on management’s assessment of corporate plans, historical market precedents, and input from independent advisors.

Model mechanics

●	The model uses a Monte Carlo simulation under a risk-neutral framework to project potential paths of the issuer’s stock price until maturity.
●	For each simulated path, the model applies the rules of the relevant scenario:
	○	Investment round → all bonds convert into shares at the capped conversion price.
	○	Change of control → mixed settlement, with partial share conversion subject to the 29% ownership cap, and residual settled in cash.
	○	Maturity → bondholders receive accrued Payment-In-Kind (“PIK”) interest plus conversion into shares, again capped at 29% ownership, with any residual in cash.
	○	Dissolution → recovery is modeled as a stressed case with reduced payoff.
●	The simulation accounts for optionality (conversion right), non-linear features (caps on ownership and price), and market-linked triggers (stock volatility and risk-free rates).

Probability-weighted outcomes

●	The simulation generates distributions of payoffs under each scenario.
●	Expected payoffs are then weighted by the assigned probabilities (e.g., 90% for maturity, 5% for change of control).
●	Discounting is applied using a market-adjusted yield to produce the present values that sum to the reported fair value. The market-adjusted yield begins with the inception-date implied yield and is adjusted for the observed shifts in the index yield curve between the inception date and June 30, 2025.

Why Monte Carlo is required

Unlike a straight bond or simple option, the MCB embeds several contingent features (ownership caps, conversion price ceiling, event-driven triggers). These make analytical closed-form valuation impractical. Monte Carlo simulation allows the Company to:

●	capture the path dependency of stock prices,
●	model probabilistic corporate events, and,
●	ensure the payoff profile is consistent with both contractual terms and market risk.

Interpretation for investors

●	The model shows that maturity is the dominant scenario (90%), anchoring most of the fair value.
●	Less likely events (investment round, dissolution) still affect valuation because of their asymmetric payoffs.
●	The final fair value ($8,927m as of December 31, 2025) reflects both the equity-linked upside and the downside protection features of the instrument.

Dissolution scenario recovery basis

In a low-probability dissolution scenario, the expected recovery was assumed at 15% of cash proceeds, based on sector benchmarks for distressed biotech asset liquidations, implying a recovery of $1.32 million.

Summary Table – Fair value reconciliation (USD ‘000s)

Period	Opening FV	Δ FV (P&L)	Closing FV
December 31, 2025	$8,165	+$762	$8,927

Summary Table – Fair Value Reconciliation (Euro ‘000s)

Period	Opening FV	Δ FV (P&L)	Closing FV
December 31, 2025	€7,500	+€103	€7,603

Fair value increase primarily reflects currency translation movement, the lower market yield, time decay, accumulation of accrued PIK interest, and minor equity path shifts despite a lower stock price.